UNITED STATES
SECURITIES AND EXCHANGE COMMISSSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended: 06/30/2009

Check here if Amendment		[ X ]		Amendment Number:	1

This Amendment			[ X ]		is a restatement
				[  ]		adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		Harbor Advisory Corporation
Address:		500 Market Street Suite 11
		Portsmouth, NH 03801

13F File Number:	028-05259

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

Name: 	John J. DeGan
Title:	Chief Compliance Officer
Phone:	603-431-5740
Signature, Place, and Date of Signing:

John J. DeGan		Portsmouth, New Hampshire		07/22/2011

Report Type		(check only one)
			[ X ]		13F Holdings Report
			[  ]		13F Notice
			[  ]		13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		37
Form 13F Information Table Value Total:		$ 37,140

List of Other Included Managers:
NONE
inftable.txt

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
VANGUARD TOTAL STK MKT         EF               922908769      319     6901 SH       SOLE                     6901
3M COMPANY                     COM              88579y101     1570    26125 SH       SOLE                    26125
ABBOTT LABORATORIES            COM              002824100     1594    33882 SH       SOLE                    33882
AIR PRODUCTS AND CHEMICAL INC. COM              009158106      789    12220 SH       SOLE                    12220
ANADARKO PETROLEUM CORP.       COM              032511107     1982    43655 SH       SOLE                    43655
ASML HOLDING NV                COM              N07059186      562    25956 SH       SOLE                    25956
BERKSHIRE HATHAWAY CL A        COM              084670108      900       10 SH       SOLE                       10
BERKSHIRE HATHAWAY CL B        COM              084670207     2612      902 SH       SOLE                      902
CATERPILLAR INC.               COM              149123101     1042    31540 SH       SOLE                    31540
CHEVRON CORPORATION            COM              166764100      297     4478 SH       SOLE                     4478
CISCO SYSTEMS, INC.            COM              17275R102     1158    62117 SH       SOLE                    62117
CLAYMORE GLOB SOLAR ENRGY      COM              18383m621     1065   111608 SH       SOLE                   111608
EMERSON ELECTRIC CO.           COM              291011104     1000    30874 SH       SOLE                    30874
EXXON MOBIL CORP.              COM              30231G102     1964    28093 SH       SOLE                    28093
GENERAL ELECTRIC CO.           COM              369604103     1531   130645 SH       SOLE                   130645
GOOGLE INC. CL A               COM              38259P508     2606     6181 SH       SOLE                     6181
JOHNSON & JOHNSON              COM              478160104     1990    35042 SH       SOLE                    35042
MEDCO HEALTH SOLUTIONS INC.    COM              58405U102      203     4446 SH       SOLE                     4446
MEDTRONIC INC.                 COM              585055106     1492    42775 SH       SOLE                    42775
MICROSOFT CORP.                COM              594918104      336    14120 SH       SOLE                    14120
MSCI EMERGING MKTS INDEX FUND  COM              464287234     1042    32320 SH       SOLE                    32320
NESTLE SPON ADR REPSTG REG SH  COM              641069406      239     6351 SH       SOLE                     6351
NEW ENGLAND BANCSHARES INC.    COM              643863202       93    16841 SH       SOLE                    16841
PEPSICO INC.                   COM              713448108     1837    33429 SH       SOLE                    33429
PETROLEO BRAS VTG SPD ADR      COM              71654v408      582    14190 SH       SOLE                    14190
PLUM CREEK TIMBER CO. INC.     COM              729251108      798    26795 SH       SOLE                    26795
PROCTOR GAMBLE CO.             COM              742718109     2133    41734 SH       SOLE                    41734
QUALCOMM INC.                  COM              747525103      226     5000 SH       SOLE                     5000
ROCKVILLE FINANCIAL INC.       COM              774186100      109    10000 SH       SOLE                    10000
ROYAL DUTCH SHELL PLC ADR A    COM              780259206      319     6355 SH       SOLE                     6355
SCHLUMBERGER LTD ADR.          COM              806857108      344     6365 SH       SOLE                     6365
SPDR GOLD TRUST ETF            COM              78463v107      419     4600 SH       SOLE                     4600
UNITED TECHNOLOGIES CORP.      COM              913017109      309     5940 SH       SOLE                     5940
VANGUARD EMERGING MARKETS      COM              922042858      269     8450 SH       SOLE                     8450
VANGUARD EUROPEAN              COM              922042874     1206    29935 SH       SOLE                    29935
VANGUARD PACIFIC               COM              922042866     1641    35498 SH       SOLE                    35498
ZIMMER HOLDINGS, INC.          COM              98956p102      562    13194 SH       SOLE                    13194